Empower Global Bond Fund Expense Example - Empower Global Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	843
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	$ 1,436